Loss Per Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

13. LOSS PER SHARE

Basic loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the if-converted method and the treasury stock method. The effect of convertible senior notes, share options and restricted share units were excluded from the computation of diluted net loss per share for the nine months ended September 30, 2021 and 2022, as its effect would be anti-dilutive.

Basic and diluted loss per Class A and Class B ordinary share for the nine months ended September 30, 2021 and 2022 are calculated as follows:

	For the nine months ended September 30,
	2021		2022
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$

Numerator:
Net loss attributable to iQIYI, Inc.	(2,121,729)	(2,272,068)	(218,591)	(30,729)	(221,880)	(31,190)
Accretion of redeemable noncontrolling interests	(5,942)	(6,364)	—	—	—	—
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(2,127,671)	(2,278,432)	(218,591)	(30,729)	(221,880)	(31,190)

Denominator:
Weighted average number of ordinary shares outstanding, basic	2,686,065,988	2,876,391,396	2,955,598,263	2,955,598,263	3,000,071,637	3,000,071,637
Weighted average number of ordinary shares outstanding, diluted	2,686,065,988	2,876,391,396	2,955,598,263	2,955,598,263	3,000,071,637	3,000,071,637

Net loss per share, basic	(0.79)	(0.79)	(0.07)	(0.01)	(0.07)	(0.01)
Net loss per share, diluted	(0.79)	(0.79)	(0.07)	(0.01)	(0.07)	(0.01)